ORGANIZATION AND NATURE OF OPERATIONS - Additional Information (Detail)				1 Months Ended									1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	May 31, 2011 Wuxi Tiequan Network Technology Co Ltd USD ($)	May 31, 2011 Wuxi Tiequan Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Zhengduo Information Technology Co Ltd	Jan. 31, 2011 Shanghai Zhengduo Information Technology Co Ltd USD ($)	Jan. 31, 2011 Shanghai Zhengduo Information Technology Co Ltd Shanghai Juyan Network Technology Co Ltd CNY	Jan. 31, 2011 Shanghai Zhengduo Information Technology Co Ltd Shanghai Juyan Network Technology Co Ltd Previously owned	Aug. 15, 2011 Shanghai Zhengduo Information Technology Co Ltd Shanghai Zhengju Information Technology Co Ltd USD ($)	Aug. 15, 2011 Shanghai Zhengduo Information Technology Co Ltd Shanghai Zhengju Information Technology Co Ltd CNY	Dec. 31, 2011 Giant Interactive (HK) Limited	Sep. 14, 2011 Giant Interactive (HK) Limited Shanghai Zhengju Information Technology Co Ltd USD ($)	Sep. 14, 2011 Giant Interactive (HK) Limited Shanghai Zhengju Information Technology Co Ltd CNY	May 31, 2011 Giant Interactive (HK) Limited Wuxi Tiequan Network Technology Co Ltd	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd USD ($)	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd CNY	May 31, 2011 Shanghai Giant Network Technology Co Ltd Wuxi Giant Network Technology Co Ltd	May 31, 2011 Wuxi Giant Network Technology Co Ltd Wuxi Tiequan Network Technology Co Ltd
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of shareholding/ ownership purchased								49.00%
Percentage of shareholding/ ownership						100.00%		100.00%	51.00%			100.00%			25.80%			50.60%	51.00%
Consideration of equity interest							$ 556,000	3,500,000
Number of individual investors				7	7
Equity interest total investment				48,000	300,000
Equity interest investment	55,831,872	351,400,224	35,125,945							4,608,000	29,000,000					5,291,000	33,300,000
Investment retrieved													$ 159,000	1,000,000